Organization and Business Operations (Details) - USD ($)		1 Months Ended												6 Months Ended	12 Months Ended
	Oct. 26, 2020	Apr. 23, 2021	Apr. 15, 2021	Mar. 18, 2021	Nov. 20, 2020	Oct. 26, 2020	Apr. 23, 2020	Jan. 23, 2020	Oct. 26, 2019	Oct. 18, 2019	Nov. 20, 2018	Oct. 26, 2018	Jan. 26, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization and Business Operations (Details) [Line Items]
Consummated initial public offering of units (in Shares)											1,487,992	10,000,000	10,000,000
Sale of price per unit (in Dollars per share)	$ 10.77013					$ 10.77013									$ 10.00
Sale of unit (in Shares)	1,000					1,000									300,000
Gross proceeds from sale of private units	$ 10,770				$ 297,600	$ 10,770
Extension, shareholders holding, description							In connection with the approval of the extension, shareholders elected to redeem an aggregate of 10,073,512 of the Company’s ordinary shares. As a result, an aggregate of $105,879,118 (or $10.51 per share) was released from the Company’s Trust Account to pay such shareholders.							In connection with the Extension, shareholders holding 10,073,512 public shares exercised their right to redeem such shares for a pro rata portion of fund held in the Trust Account. As a result, an aggregate of $105,879,118 (or $10.51 per share) was removed from the Trust Account to pay such shareholders.
Third Extension, shareholders holding, description		In connection with the Third Extension, shareholders holding 135,069 public shares exercised their right to redeem such shares for a pro rata portion of fund held in the Trust Account. As a result, an aggregate of $1,495,303.45 (or $11.07 per share) was released from the Trust Account to pay such shareholders.
Percentage of fair market value														80.00%	80.00%
Test, percentage														80.00%	80.00%
Percentage of outstanding voting rights														50.00%	50.00%
Percentage of outstanding of public shares														100.00%	100.00%
Business acquired, percentage														80.00%	80.00%
Deposit in the trust account per share (in Dollars per share)														$ 10.00	$ 10.00
Net tangible assets														$ 5,000,001	$ 5,000,001
Public share percentage														100.00%	100.00%
Extensions fund amount								$ 1,148,800		$ 1,148,800
Business combination, description														The Company agreed to contribute, or cause to be contributed on its behalf (the “Cash Contribution”), $60,000 for the aggregate number of Public Shares that did not convert in connection with the Extension (the “Remaining Public Shares”) for each monthly period or portion thereof that is needed to complete a Business Combination (commencing on April 27, 2020 until the earlier of the consummation of a Business Combination and the expiry of the Extension). The Cash Contribution will be deposited as additional interest on the proceeds in the Trust Account and will be distributed pro rata as a part of the redemption amount to each Remaining Public Share in connection with a future redemption. In addition, at the earlier date (the “Issuance Date”) of the consummation of its initial Business Combination and the expiry of the Extension, the Company will issue a dividend of one warrant to purchase one-half of one ordinary share for each Remaining Public Share. Each such warrant will be identical to the warrants included in the Units sold in the Company’s Initial Public Offering (the “Dividend”, collectively with the Cash Contribution, the “Contribution”).
Cash contribution														$ 60,000	$ 60,000
Redeem an aggregate of ordinary shares (in Shares)	1,000					1,000
Aggregate of released from trust account	$ 10,770					$ 10,770
Aggregate of per shares (in Dollars per share)	$ 10.77013					$ 10.77013
Aggregate per share (in Dollars per share)														$ 0.05	$ 0.05
Remaining share (in Dollars per share)			$ 0.06											$ 11.50	$ 11.41	$ 10.35
Additional interest amount			$ 84,808.80
Pro rata extension price				$ 10.97
Subsequent liquidation Value				11.33
Redemption amount				$ 10.97
Deposited an aggregate, description														the Company deposited an aggregate of $937,453 into the Trust Account to fund the Extension. The Extension was partially funded from a $140,000 advance provided by the Sponsor (see Note 5), $100,000 from the AMC Note (defined below) and $697,453 from the SolarMax Notes (see Note 6).
Trust Account [Member]
Organization and Business Operations (Details) [Line Items]
Trust account								1,148,800	$ 1,148,799	$ 1,148,799
Extension, shareholders holding, description							In connection with the Extension, shareholders holding 10,073,512 public shares exercised their right to redeem such shares for a pro rata portion of the Trust Account. As a result, an aggregate of $105,879,118 (or $10.51 per share) was removed from the Trust Account to pay such shareholders.
Loan provided by the sponsor								780,000						$ 780,000
Partially company's working capital								368,800						368,800
Debt instrument face amount								$ 780,000						$ 780,000
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Debt instrument face amount															$ 429,634
Initial Public Offering [Member]
Organization and Business Operations (Details) [Line Items]
Consummated initial public offering of units (in Shares)												10,000,000
Sale of price per unit (in Dollars per share)												$ 10.00
Generating gross proceeds from initial public offering												$ 100,000,000
Initial Public Offering [Member] | Trust Account [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)												$ 10.00
Generating gross proceeds from initial public offering												$ 100,000,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)											$ 10.00			$ 10.00
Sale of unit (in Shares)											29,760			300,000
Gross proceeds from sale of private units											$ 297,600
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)														$ 10.00	$ 10.00
Sale of unit (in Shares)														300,000	300,000
Generating gross proceeds from private placement														$ 3,000,000	$ 3,000,000
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)											$ 10.00
Generating gross proceeds from initial public offering											$ 14,879,920
Sale of unit (in Shares)											1,487,992
Over-Allotment Option [Member] | Trust Account [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)											$ 10.00
Generating gross proceeds from initial public offering											$ 14,879,920
Trust account											$ 114,879,920